CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Redeemable Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Redeemable Preferred Stock, shares authorized	500,000	500,000
Redeemable Preferred Stock, shares issued	0	0
Redeemable Preferred Stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	11,000,000,000	11,000,000,000
Common stock, shares issued	935,307,487	941,880,014
Common stock, shares outstanding	935,307,487	941,880,014